Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Net Operating Loss Carryforwards

Year of NOL	NOL	Expires
2012	16,623,152	2032
2011	1,494,150	2031
2010	949,914	2030
2009	1,487,666	2029
2008	2,683,371	2028
2007	6,079,380	2027
2006	9,246,058	2026
2005	5,214,449	2025
2004	920,240	2024
2003	233,661	2018
2002	26,326	2017
2001	36,907	2016

Total	$44,995,274

Schedule of Deferred Tax Assets

	Current	Noncurrent
Deferred tax assets
Net operating losses	$-	$15,298,393
Valuation allowance	-	(15,298,393)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

Expected Provision (based on statutory rate)	$(5,651,872)
Difference between 2011 NOL estimate and actual	(38,037)
Increase/(decrease) in valuation allowance	5,689,909
Total actual provision	$—

Schedule of Unrecognized Tax Benefits

Balance as of January 1, 2012	$—
Additions based on tax positions related to the current year	—
Additions based on tax positions related to prior years	—
Reductions for tax positions of prior years	—
Reductions due to expiration of statute of limitations	—
Settlements with taxing authorities	—

Balance as of December 31, 2012	$—